Summary of significant accounting policies - Consolidated Trusts (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)		Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Assets:
Cash and cash equivalents	¥ 987,630,978			¥ 984,611,409		¥ 1,195,351,730	$ 141,229,352
Restricted cash	1,145,962,320			676,793,411			163,870,432
Accounts receivable and contract assets, net	3,145,975,681			2,029,550,471			449,868,539
Financial investments	1,243,076,254			513,475,537			177,757,540
Loan receivable from Xiaoying, net	5,298,631,388			4,828,316,995			757,694,211
Deposits to institutional cooperators, net	1,713,593,362			1,958,297,244			245,040,592
Prepaid expenses and other current assets, net	43,546,807			34,078,494			6,227,111
Financial guarantee derivative assets, Fair value	0			1,038,258			0
Deferred tax assets, net	543,516,681			266,462,248			77,721,853
Long-term investments	515,523,849			498,038,310			73,718,930
Property and equipment, net	23,899,556			15,833,490			3,417,591
Intangible assets, net	39,183,115			36,591,969			5,603,111
Other non-current assets	53,363,643			44,951,464			7,630,899
Total assets	14,665,744,467			11,819,289,603			2,097,173,566
Liabilities:
Payable to investors and institutional funding partners at amortized cost	3,054,981,462			2,184,085,667			436,856,539
Contingent guarantee liabilities	748,306,610			187,640,702			107,006,422
Total amount of Short-term borrowings	409,530,006			328,500,000			58,562,012
Accrued payroll and welfare	76,058,095			94,716,949			10,876,163
Other taxes payable	221,939,999			279,994,194			31,736,998
Income taxes payable	677,521,066			591,491,126			96,884,224
Accrued expenses and other current liabilities	1,041,055,440			929,490,436			148,868,948
Deferred tax liabilities	69,672,705			65,958,569			9,963,064
Other non-current liabilities	34,806,908			27,516,391			4,977,322
Total liabilities	6,828,943,830			4,866,134,961			976,525,980
Net Income (Loss)	1,464,552,224		$ 209,428,183	1,539,905,765		1,186,793,974
Net cash provided by operating activities	1,467,544,503		209,856,075	1,523,386,291		1,391,444,390
Net cash (used in) provided by investing activities	(1,066,291,102)		(152,477,599)	122,034,285		(1,683,641,707)
Net cash provided by (used in) financing activities	79,244,511		11,331,815	(1,935,176,217)		1,227,458,379
Xiaoying Credit Loans and other loans
Assets:
Loan receivable from Xiaoying, net	5,298,631,388			4,828,316,995			757,694,211
One of the subsidiaries
Assets:
Loan receivable from Xiaoying, net	35,105,859			145,742,384
Consolidated Trusts
Assets:
Restricted cash	823,346,358			527,457,300			117,736,963
Accounts receivable and contract assets, net	52,994,846			37,373,243			7,578,162
Total assets	4,417,271,503			3,481,797,455			631,661,423
Liabilities:
Payable to investors and institutional funding partners at amortized cost	3,054,981,462			2,184,085,667			436,856,539
Other taxes payable	8,183,816			3,265,159			1,170,270
Accrued expenses and other current liabilities	36,870,429			18,335,260			5,272,401
Total liabilities	3,100,035,707			2,205,686,086			443,299,210
Net revenue	710,088,399		101,541,291	744,531,819		726,005,363
Net Income (Loss)	528,039,683		75,508,670	494,604,464		458,613,718
Net cash provided by operating activities	541,420,132		77,422,048	550,953,578		172,210,364
Net cash (used in) provided by investing activities	(623,481,667)		(89,156,693)	664,702,231		(673,734,777)
Net cash provided by (used in) financing activities	865,347,569		$ 123,743,057	(1,399,955,090)		¥ 814,841,744
Consolidated Trusts | Xiaoying Credit Loans and other loans
Assets:
Loan receivable from Xiaoying, net	3,540,930,299			2,916,966,912			506,346,298
Consolidated Trusts | One of the subsidiaries
Liabilities:
Loans at fair value	¥ 768,500,000			¥ 737,200,000
VIEs and Consolidated Trusts
Liabilities:
Percentage of consolidated revenues	25.00%		25.00%	31.00%		31.00%
Percentage of consolidated total assets	48.00%		48.00%	53.00%
Percentage of consolidated total liabilities	53.00%		53.00%	53.00%
Consolidated variable interest entities, trusts and partnerships
Assets:
Cash and cash equivalents	¥ 107,519,437			¥ 180,683,740			15,375,075
Restricted cash	823,463,489			532,603,866			117,753,713
Accounts receivable and contract assets, net	108,186,142			74,750,686			15,470,413
Financial investments	33,908,236			33,428,162			4,848,813
Prepaid expenses and other current assets, net	20,150,470			19,491,239			2,881,479
Deferred tax assets, net	184,952,280			174,395,511			26,447,824
Long-term investments	515,523,849			498,038,310			73,718,930
Property and equipment, net	4,621,210			1,138,186			660,824
Intangible assets, net	27,499,276			27,706,487			3,932,344
Other non-current assets	3,573,473			21,976			511,000
Total assets	7,092,906,800			6,317,385,140			1,014,272,183
Liabilities:
Payable to investors and institutional funding partners at amortized cost	3,054,981,462	[1]		2,184,085,667	[1]		436,856,539
Total amount of Short-term borrowings	130,000,000			10,000,000	[1]		18,589,753
Accrued payroll and welfare	11,482,779	[1]		18,482,497	[1]		1,642,016
Other taxes payable	58,251,812	[1]		119,683,947	[1]		8,329,898
Income taxes payable	169,015,224	[1]		174,425,660	[1]		24,168,856
Accrued expenses and other current liabilities	163,383,863	[1]		94,825,511	[1]		23,363,582
Deferred tax liabilities	1,051,597	[1]		642,602	[1]		150,376
Other non-current liabilities	2,252,921	[1]		0	[1]		322,163
Total liabilities	3,590,419,658			2,602,145,884			513,423,183
Net revenue	1,931,618,562		$ 276,217,781	1,809,619,313		¥ 1,500,275,059
Net Income (Loss)	687,071,274		98,249,886	623,964,980		438,091,276
Net cash provided by operating activities	507,365,227		72,552,262	1,517,583,263		628,719,431
Net cash (used in) provided by investing activities	(828,175,085)		(118,427,462)	(106,448,449)		(1,251,376,124)
Net cash provided by (used in) financing activities	875,347,569		$ 125,173,038	(1,709,955,090)		¥ 1,114,841,744
Consolidated variable interest entities, trusts and partnerships | Xiaoying Credit Loans and other loans
Assets:
Loan receivable from Xiaoying, net	¥ 5,263,508,938			¥ 4,775,126,977			$ 752,671,768

[1]	The liabilities of the Consolidated VIEs, Trusts and Partnerships for which creditors do not have recourse to the general credit of the Company.